Financial Risk Management - Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets				$ 246,540
Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 2,793,136	$ 2,442,465	$ 2,570,963
Amount of credit loss	$ 96,305	$ 191,236	$ 202,621
Current (Not Past Due) [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	0.00%	0.00%	0.00%	0.00%
Financial assets	$ 2,500,049	$ 2,083,956	$ 2,244,320
Credit impairment	No	No	No
1 to 30 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	8.60%	3.50%	7.00%	8.60%
Financial assets	$ 157,478	$ 124,985	$ 87,863
Amount of credit loss	$ 13,554	$ 4,413	$ 6,174
Credit impairment	No	No	No
31 to 60 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	27.20%	13.00%	17.30%	27.20%
Financial assets	$ 58,208	$ 48,939	$ 38,892
Amount of credit loss	$ 15,852	$ 6,354	$ 6,716
Credit impairment	No	No	No
61 to 90 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	27.60%	16.90%	34.60%	27.60%
Financial assets	$ 14,497	$ 4,955	$ 15,526
Amount of credit loss	$ 3,994	$ 839	$ 5,369
Credit impairment	No	No	No
More Than 90 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 40,618	$ 100,540	$ 97,221
Amount of credit loss	$ 40,618	$ 100,540	$ 97,221
Credit impairment	Yes	Yes	Yes
Legal [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 22,286	$ 79,090	$ 87,141
Amount of credit loss	$ 22,287	$ 79,090	$ 87,141
Credit impairment	Yes	Yes	Yes